The Company and Basis Of Presentation (Tables)	12 Months Ended
Dec. 31, 2011
Company Basis of Presentation Healthcare Reform and Significant Accounting Policies (Tables) [Abstract]
Schedule Of Variable Interest Entities Text Block

	2012	2011
Trade accounts receivable, net	$85,458	$73,172
Other current assets	58,329	65,576
Property, plant and equipment, intangible assets & other non-current assets	24,298	25,978
Goodwill	31,678	52,251
Accounts payable, accrued expenses and other liabilities	120,753	148,924
Non-current loans to related parties	12,998	13,000
Equity	66,013	55,053